Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 15 - Subsequent Events

On January 31, 2012, the Company entered into a definitive agreement with investors in a registered direct offering of common stock at a price per share of $0.75.  In addition, on January 31, 2012, the Company entered into an agreement with investors including several members of the Company’s management for the sale of restricted shares of common stock at a price per share of $0.75 per share in a private placement.  On February 9, 2012, the registered direct offering was consummated and the Company sold 9,966,666 shares of common stock at a price per share of $0.75 for gross proceeds of $7,475,000, or $6,739,498 after deducting offering costs.  In addition, on February 10, 2012, the sale to investors including several members of the Company’s management in a private placement was consummated and the Company sold 4,933,329 restricted shares of common stock at a price per share of $0.75 per share for gross proceeds of $3,699,997, or $3,330,740 after deducting offering costs.

On January 23, 2012, Jeffrey Himmel joined the Company as its Chief Executive Officer.  The role of Chief Executive Officer was previously held by Frank Jaksch Jr., a member of the Company’s Board of Directors.  In connection with the appointment of Mr. Himmel as the Company’s Chief Executive Officer, Mr. Jaksch was appointed as its Chief Scientific Officer.  Mr. Jaksch will remain a member of the Board.  The Company continues to consider Mr. Jaksch as its principal executive officer. In connection with his employment, Mr. Himmel was issued (i) 100,000 shares of the Company’s common stock; (ii) an option to purchase 1,000,000 shares of the Company’s common stock; and (iii) an option to purchase an additional 1,000,000 shares of the Company’s common stock.  The options issued to Mr. Himmel have a term of five years, have an exercise price equal to the fair market value of the common stock of the Company on the date of the grant, and fully vest in three years.  In addition, Mr. Himmel was awarded 1,000,000 shares of the Company’s restricted common stock at a purchase price of $0.001 per share.  The shares will vest in full on February 1, 2015 provided that certain stock performance condition is met.

On February 13, 2012, Jeffrey Himmel agreed to assume the additional position of President of the Company and William Spengler ceased serving in all positions held with the Company and its subsidiaries.  In addition, on February 17, 2012 Mr. Spengler resigned from his position as a director of the Company.

On February 21, 2012, the Board of Directors appointed Debra Heim, its Chief Operating Officer and President of Consumer Products, of the Company.  In connection with her employment, Ms. Heim was issued (i) 75,000 shares of the Company’s common stock; (ii) an option to purchase 750,000 shares of the Company’s common stock; and (iii) an option to purchase an additional 750,000 shares of the Company’s common stock.   The options issued to Ms. Heim have a term of five years, have an exercise price equal to the fair market value of the common stock of the Company on the date of the grant, and fully vest in three years.  In addition, Ms. Heim was awarded 750,000 shares of the Company’s restricted common stock at a purchase price of $0.001 per share.  The shares will vest in full on February 1, 2015 provided that certain stock performance condition is met.